Schedule of Deferred Tax Assets and Liabilities, Detailed (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 1	$ 1,188,831
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 2	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 3	1,007,812
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 5	1,314,061
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 6	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 7	1,397,179
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 8	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 9	20,937
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 10	(243,728)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 11	35,341
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 12	(226,784)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 13	408,905
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 14	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 15	302,134
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 16	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 17	12,113
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 18	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 19	28,569
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 20	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 21	212,283
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 22	134,801
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 23	190,077
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 24	126,349
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 25	3,157,130
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 26	(108,927)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 27	2,961,112
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 28	(100,435)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 29	(3,048,203)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 30	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 31	(2,860,677)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 32	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 33	108,927
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 34	(108,927)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 35	100,435
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 36	$ (100,435)